Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of a reconciliation of income tax expense
	For the years ended December 31
	2021	2020
Non-PRC operations	$(328,672)	$(46,483)
PRC operations	2,540,883	2,004,584
Total income before income taxes	$2,212,211	$1,958,101

Schedule of income tax expense
	For the years ended December 31,
	2021	2020
Current tax expense
PRC	$202,229	$26,946
Deferred tax expense
PRC	340,624	242,296
Total income tax expense	$542,853	$269,242

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2020
Deferred tax assets
Net operating loss	$8,060	$408
Deferred revenue	147,876	188,072
Unbilled cost	225,242	165,244
Software amortization	290,149	200,428
Allowance for doubtful accounts	15,270	28,252
Inventories obsolescence	1,759	26,956
Unrealized losses on trading securities	1,966	-
Accrued Bonus	40,377	46,792
Other	27,491	20,676
Total deferred tax assets	758,190	676,828
Deferred tax liabilities
Unbilled revenue	(1,880,466)	(1,485,397)
Deferred government subsidiary income	(46,511)	(45,308)
Unrealized gain on short-term investment	(23,742)	(2,133)
Other	(13,977)	(1,354)
Total deferred tax liabilities	(1,964,696)	(1,534,192)
Valuation allowance	(19,135)	-
Net deferred tax liabilities	$(1,225,641)	$(857,364)

Schedule of a reconciliation of income tax expense
	For the years ended December 31,
	2021	2020
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	3.7%
Permanent difference
For inventory loss	-	0.1%
For deferred offering costs	0.7%	(2.5)%
For others	0.4%	0.8%
Tax holiday effect	(5.3)%	(9.6)%
Effective tax rate	24.5%	13.8%